Fair value of financial instruments - Assets and liabilities held at fair value by product type (Details) - GBP (£) £ in Millions		Dec. 31, 2017	Dec. 31, 2016
Asset-backed financings [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		£ 31,520	£ 22,706
Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		94,899	78,814
Financial liabilities, at fair value		24,536	25,723
Level 1 of fair value hierarchy [member] | Issued debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	6,754
Financial liabilities, at fair value		0	397
Level 1 of fair value hierarchy [member] | Asset-backed financings [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Government and government sponsored debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		34,783	31,203
Financial liabilities, at fair value		13,079	12,761
Level 1 of fair value hierarchy [member] | Corporate debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	46
Financial liabilities, at fair value		0	27
Level 1 of fair value hierarchy [member] | Certificates of deposit, commercial paper and other money market instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Reverse repurchase and repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Non-asset-backed loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Equity cash products [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		56,322	35,399
Financial liabilities, at fair value		7,826	7,416
Level 1 of fair value hierarchy [member] | Private equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		8	23
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[1]	0	127
Financial liabilities, at fair value	[1]	0	73
Level 1 of fair value hierarchy [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		3,786	4,210
Financial liabilities, at fair value		3,631	4,058
Level 1 of fair value hierarchy [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	1,052
Financial liabilities, at fair value		0	991
Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		411,165	479,136
Financial liabilities, at fair value		419,197	443,085
Level 2 of fair value hierarchy [member] | Issued debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		38,176	31,973
Level 2 of fair value hierarchy [member] | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	8,511
Financial liabilities, at fair value		0	5,224
Level 2 of fair value hierarchy [member] | Asset-backed financings [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		1,837	1,956
Financial liabilities, at fair value		221	256
Level 2 of fair value hierarchy [member] | Government and government sponsored debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		49,853	49,834
Financial liabilities, at fair value		13,116	11,454
Level 2 of fair value hierarchy [member] | Corporate debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		15,098	11,921
Financial liabilities, at fair value		3,580	1,907
Level 2 of fair value hierarchy [member] | Certificates of deposit, commercial paper and other money market instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		1,491	994
Financial liabilities, at fair value		7,377	6,936
Level 2 of fair value hierarchy [member] | Reverse repurchase and repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		100,038	63,162
Financial liabilities, at fair value		126,691	55,710
Level 2 of fair value hierarchy [member] | Non-asset-backed loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		5,710	2,888
Financial liabilities, at fair value		0	0
Level 2 of fair value hierarchy [member] | Equity cash products [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		7,690	6,478
Financial liabilities, at fair value		388	934
Level 2 of fair value hierarchy [member] | Private equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		1	110
Financial liabilities, at fair value		0	18
Level 2 of fair value hierarchy [member] | Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[1]	898	465
Financial liabilities, at fair value	[1]	131	407
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		54,783	79,612
Financial liabilities, at fair value		53,346	78,263
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		150,325	222,892
Financial liabilities, at fair value		143,890	215,213
Level 2 of fair value hierarchy [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		11,163	14,662
Financial liabilities, at fair value		11,312	14,844
Level 2 of fair value hierarchy [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		9,848	11,842
Financial liabilities, at fair value		18,527	15,808
Level 2 of fair value hierarchy [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		2,430	3,809
Financial liabilities, at fair value		2,442	4,138
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		15,598	27,020
Financial liabilities, at fair value		5,681	14,219
Level 3 of fair value hierarchy [member] | Issued debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		214	298
Level 3 of fair value hierarchy [member] | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		29	6,009
Financial liabilities, at fair value		0	6,201
Level 3 of fair value hierarchy [member] | Asset-backed financings [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		626	515
Financial liabilities, at fair value		0	0
Level 3 of fair value hierarchy [member] | Government and government sponsored debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		49	3
Financial liabilities, at fair value		0	0
Level 3 of fair value hierarchy [member] | Corporate debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		871	969
Financial liabilities, at fair value		4	5
Level 3 of fair value hierarchy [member] | Certificates of deposit, commercial paper and other money market instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		250	319
Level 3 of fair value hierarchy [member] | Reverse repurchase and repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 3 of fair value hierarchy [member] | Non-asset-backed loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		6,657	8,767
Financial liabilities, at fair value		0	0
Level 3 of fair value hierarchy [member] | Equity cash products [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		112	150
Financial liabilities, at fair value		0	2
Level 3 of fair value hierarchy [member] | Private equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		817	856
Financial liabilities, at fair value		16	12
Level 3 of fair value hierarchy [member] | Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[1]	1,103	1,204
Financial liabilities, at fair value	[1]	0	210
Level 3 of fair value hierarchy [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		160	132
Financial liabilities, at fair value		124	51
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		2,718	5,759
Financial liabilities, at fair value		2,867	4,860
Level 3 of fair value hierarchy [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		1,386	1,611
Financial liabilities, at fair value		240	241
Level 3 of fair value hierarchy [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		1,064	1,037
Financial liabilities, at fair value		1,961	2,007
Level 3 of fair value hierarchy [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		6	8
Financial liabilities, at fair value		£ 5	£ 13

[1]	Other includes commercial re al estate loans, funds and fund- linked products, asset backed loans, physical commodities and investment property.